INTANGIBLE ASSETS, NET (Schedule of Amortization of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	$ 786	$ 520	$ 783
2017	890
2018	864
2019	808
2020	775
2021 and thereafter	1,596
Intangible assets, net	$ 4,933	$ 1,313